Goodwill - Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2011
Goodwill [Line Items]
Foreign currency translation	$ 23	$ 22
Goodwill, gross	9,747	9,724		9,702
Accumulated impairment losses	(3,527)	(3,527)		(3,527)
Goodwill	6,220	6,197	6,185	6,175
Ownership [member]
Goodwill [Line Items]
Foreign currency translation	4	4
Goodwill, gross	4,563	4,559		4,555
Accumulated impairment losses	(3,527)	(3,527)		(3,527)
Goodwill	1,036	1,032		1,028
Management and franchise [member]
Goodwill [Line Items]
Foreign currency translation	19	18
Goodwill, gross	5,184	5,165		5,147
Accumulated impairment losses	0	0		0
Goodwill	$ 5,184	$ 5,165		$ 5,147